Business Combination - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (USD $)	12 Months Ended					0 Months Ended		1 Months Ended
	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Jul. 14, 2014	Jan. 08, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants	Nov. 30, 2011 Houston Franchise Restaurants	Nov. 30, 2011 Houston Franchise Restaurants	Dec. 26, 2011 Houston Franchise Restaurants	Aug. 06, 2012 South Carolina Franchise Restaurants
Business Acquisition [Line Items]
Cash					$ 2,000		$ 2,400		$ 2,400
Deposits							31,293		11,010
Accounts receivable									4,937
Inventory					15,000		28,500		38,306
Property, plant and equipment					167,000		1,044,200		752,553
Prepaid rent									15,438
Reacquired rights					91,000		2,626,497		2,868,514
Goodwill	23,334,129	23,334,129	21,150,544	24,225,829	892,000				2,183,585
Accounts payable					(3,000)		(2,500)		(12,400)
Royalties payable					(17,000)		(19,612)		(27,705)
Deferred tax liability							(436,550)
Net assets acquired							3,274,228
Bargain purchase gain from acquisition	0	0	(541,206)			(700,000)	(697,347)	(500,000)
Total purchase price					$ 1,147,000		$ 2,576,881		$ 5,836,638